Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors
3401000011	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Closed	11/11/2021	Cleared	1257	Credit	Borrower Employment Verification does not meet guidelines	A verbal verification of employment within XXX business days of the note date was not provided. ; Lender provided VVOE dated within XXX days of the note date. Condition cleared.			The exception 'Borrower Employment Verification does not meet guidelines' is cleared.	03/07/2022	Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.
3401000011	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Closed	11/11/2021	Cleared	-96368	Compliance	Consummation or Reimbursement Date Validation Test
This loan failed the closing or reimbursement date validation test he loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.
																	This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested	02/01/2022	Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.
3401000011	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Closed	11/11/2021	Cleared	-96366	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(3)(i) he loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; Finding remians as we have not received a cure or valid reason for transfer tax increase.

This loan passed the charges that cannot increase test. (XXX CFR §1026.19(e)(3)(i) he loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i) lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to ##KP## is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).
																		02/01/2022	Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.
3401000011	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Closed	11/11/2021	Cleared	-96362	Compliance	Reimbursement Amount Test
This loan failed the reimbursement amount test. (XXX CFR §1026.19(f)(2)(v) mounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of XXX is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX efunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.

This loan passed the reimbursement amount test. (XXX CFR §1026.19(f)(2)(v) mounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of XXX is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX efunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.
																		02/01/2022	Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.
3401000015	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM (APOR)	Closed	05/13/2022	Cleared	1431	Credit	Liquid Reserves (Dollar Amount) are less than AUS Minimum Required
The liquid reserves of XXX are less than the minimum required per AUS of XXX. Missing Statement from XXX in the amount of XXX used by lender to qualify the borrower.; Lender provided asset documentation showing sufficient reserves. Condition cleared.
																	The liquid reserves of XXX are greater than or equal to the AUS minimum required of XXX.	06/17/2022
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XX/XX/XXXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

3401000015	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM (APOR)	Closed	05/13/2022	Cleared	2095	Credit	Insufficient cash to close.	Cash to close in the amount of XXX is greater than the available asset amount of XXX. Missing Statement from XXX in the amount of XXX used by lender to qualify the borrower.			Lender provided asset documentation showing sufficient reserves. Condition cleared.	06/17/2022
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XX/XX/XXXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

3401000015	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM (APOR)	Closed	05/13/2022	Cleared	3551	Compliance	ATR/QM Status is Pending
ATR/QM Status is pending. Noted documentation is required per Appendix Q.; Lender provided the XXX from XXX. Please provide the cash surrender value. If the cash-value of the XXX is being used for reserves, the cash-value must be documented but does not need to be liquidated and received by the borrower. Condition maintained.
																	Lender provided asset documentation showing sufficient reserves. Condition cleared.	06/17/2022
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XX/XX/XXXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

3401000015	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM (APOR)	Closed	05/13/2022	Cleared	2177	Credit	Property is located in a FEMA disaster area
Property is located in a FEMA disaster area with no post disaster inpection. FEMA declared XXX county in a disaster area (XXX) on XXX/XXX/XXX, with no release date provided by FEMA. The appraisal in file is dated XX/XX/XXXX and shows no damage. Exception is for informational purposes only.
																	Post disaster inspection confirms no property damage	05/13/2022
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XX/XX/XXXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

3401000017	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM (APOR)	Closed	06/20/2022	Cleared	3420	Credit	DTI Exceeds AUS Maximum Allowable
The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX; DTI EXCEEDS XXX% tolerance. Updated PITI provided is XXX vs lender calculation of $XXX. Please resubmit AUS with updated PITI and provide AUS, XXX with updated DTI. Additional conditions may apply.

The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX; The qualifying back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX. Lender provided a revised AUS/XXX. Condition cleared.
																		07/07/2022	Borrower has more than XXX years at current residence - Borrower at current residence XX/XX/XXXX years
3401000017	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM (APOR)	Closed	06/17/2022	Cleared	924	Credit	Title Policy is Missing	Title policy is Missing; No title policy in the file, just the closing protection letter	Change status of 'Title Policy is Missing' from Active to Open Rebuttal.; Title commitment provided; No title policy in the file, just the closing protection letter	44736	Title policy is Present	06/24/2022	Borrower has more than XXX years at current residence - Borrower at current residence XX/XX/XXXX years
3401000017	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM (APOR)	Closed	06/20/2022	Cleared	651	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. Missing PITI for borrower's primary residence in the amount XXX used by AUS.	Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Open Rebuttal.; Lender provided copies of MS, tax cert and HOI for the primare residence to verify PITIA.	44736	Borrower liabilities verified indicator is Present	06/24/2022	Borrower has more than XXX years at current residence - Borrower at current residence XX/XX/XXXX years
3401000019	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Closed	12/02/2021	Cleared	3158	Property	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	Third Party Valuation Tool Required - CU Score > XXX. Condition for informational purposes. Due Diligence Firm will order.			Third Party Valuation Product Provided.	03/23/2022	Borrower has more than XXX years at current residence - Borrower at current residence XX/XX/XXXX years; Borrower has stable job time - Borrower has XX/XX/XXXX years at job.
3401000019	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Closed	12/02/2021	Cleared	3580	Property	Third Party Valuation Product not Provided	Third Party Valuation Tool Required - CU Score > XXX. Condition for informational purposes. Due Diligence Firm will order.			Third Party Valuation Product Provided	03/23/2022	Borrower has more than XXX years at current residence - Borrower at current residence XX/XX/XXXX years; Borrower has stable job time - Borrower has XX/XX/XXXX years at job.
3401000019	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Closed	11/27/2021	Acknowledged	1434	Credit	Hazard Insurance Effective Date is after the Note Date	The hazard insurance effective date of XX/XX/XXXX is after the note date of XXX/XXX/XXX; The hazard insurance effective date of XX/XX/XXXX is after the note date of XX/XX/XXXX	Change status of 'Hazard Insurance Effective Date is after the Note Date' from Active to Acknowledged by Client.; NOn material as Hazard carrier has verified no losses for property during days of no coverage.	44627	hoi	11/28/2021	Borrower has more than XXX years at current residence - Borrower at current residence XX/XX/XXXX years; Borrower has stable job time - Borrower has XX/XX/XXXX years at job.
3401000019	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Closed	12/02/2021	Cleared	2177	Credit	Property is located in a FEMA disaster area
FEMA declared XXX county in a disaster area (XXX) on XX/XX/XXXX, with a release date of XX/XX/XXXX. The appraisal in file is dated XX/XX/XXXX and shows no damage. Exception is for informational purposes only.
																	Post disaster inspection confirms no property damage	12/03/2021	Borrower has more than XXX years at current residence - Borrower at current residence XX/XX/XXXX years; Borrower has stable job time - Borrower has XX/XX/XXXX years at job.
3401000021	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM (APOR)	Closed	05/03/2022	Cleared	1276	Property	Is Completion Certificate in file is No	The appraisal was completed "Subject To" however, the file is missing the Completion Certificate.; Received in conditions.			The Completion Certificate is Yes	06/01/2022
Borrower has more than XXX years at current residence - Borrower at current residence XX/XX/XXXX years ; Borrower has stable job time - Borrower has XX/XX/XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

3401000021	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM (APOR)	Closed	05/05/2022	Cleared	2177	Credit	Property is located in a FEMA disaster area
Property is located in a FEMA disaster area. FEMA declared XXX county in a disaster area (XXX) on XX/XX/XXXX with a release date of XX/XX/XXXX. The appraisal in file is dated XX/XX/XXXX and shows no damage. Exception is for informational purposes only.
																	Post disaster inspection confirms no property damage	05/06/2022
Borrower has more than XXX years at current residence - Borrower at current residence XX/XX/XXXX years ; Borrower has stable job time - Borrower has XX/XX/XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

3401000025	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Closed	11/08/2021	Cleared	3158	Property	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	Third Party Valuation Tool Required - CU Score > XXX. Condition for informational purposes. Due Diligence Firm will order.; CCA provided within XXX% tolerance. Condition cleared.			Third Party Valuation Product Provided.	04/14/2022
3401000027	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Closed	11/11/2021	Cleared	722	Credit	Borrower Credit Report Indicator is Partial	Borrower credit report indicator is Partial. The file is missing the credit report dated XX/XX/XXXX as referenced in the AUS section XXX Additional conditions may apply. ; Cleared			Borrower credit report indicator is Present	12/07/2021	Borrower has more than XXX years at current residence - Borrower at current residence XX/XX/XXXX years; Borrower has stable job time - Borrower has XX/XX/XXXX years at job.
3401000029	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM (APOR)	Closed	12/17/2021	Cleared	1257	Credit	Borrower Employment Verification does not meet guidelines	A verification of employment dated within XXX days of the note date was not provided for the borrower.			The exception 'Borrower Employment Verification does not meet guidelines' is cleared.	02/16/2022
Borrower 1 has significant job time - Borrower has XX/XX/XXXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XX/XX/XXXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

3401000029	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM (APOR)	Closed	12/17/2021	Cleared	3551	Compliance	ATR/QM Status is Pending	ATR/QM Status is pending. Loan does not meet TQM due to missing income for B2 and employment verification for B1.			The exception 'ATR/QM Status is Pending' is cleared.	02/16/2022
Borrower 1 has significant job time - Borrower has XX/XX/XXXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XX/XX/XXXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

3401000029	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM (APOR)	Closed	12/17/2021	Cleared	1262	Credit	CoBorrower Income Verification does not match Approval	The coborrower income verification does not match approval. The file is missing the most recent year W2(s) or standard VOE for the co-borrower. ; Cleared			The coborrower income verification does match approval	12/22/2021
Borrower 1 has significant job time - Borrower has XX/XX/XXXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XX/XX/XXXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

3401000031	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Closed	01/11/2022	Cleared	3158	Property	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	Third Party Valuation Product Not Provided and CU Score is XXX.			Third Party Valuation Product Provided.	03/17/2022	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
3401000031	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Closed	01/21/2022	Cleared	3580	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%			Third Party Valuation Product Provided	03/17/2022	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
3401000033	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM (APOR)	Closed	05/03/2022	Cleared	3158	Property	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	Third Party Valuation Product Not Provided and CU Score is XXX.			Third Party Valuation Product Provided.	06/08/2022
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XX/XX/XXXX years ; Borrower has stable job time - Borrower has XXX years at job.

3401000033	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM (APOR)	Closed	05/03/2022	Cleared	3437	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.			Third Party Valuation Product Provided.	06/08/2022
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XX/XX/XXXX years ; Borrower has stable job time - Borrower has XXX years at job.

3401000033	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM (APOR)	Closed	05/03/2022	Cleared	3580	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; Condition is for information purposes only- DD firm will order.			Third Party Valuation Product Provided	06/08/2022
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XX/XX/XXXX years ; Borrower has stable job time - Borrower has XXX years at job.

3401000033	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM (APOR)	Closed	06/08/2022	Cleared	3598	Property	Third Party AVM to appraised value exceeds XXX% allowable variance	Third party AVM value of XXX with a variance of XXX exceeds XXX% allowable variance.			Additional third party valuation requested to support value.	06/20/2022
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XX/XX/XXXX years ; Borrower has stable job time - Borrower has XXX years at job.

3401000033	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM (APOR)	Closed	06/08/2022	Cleared	3600	Property	Third party AVM Confidence Score is less than XXX%	Third party AVM Confidence Score of XXX is less than XXX%			Additional third party valuation requested to support value.	06/20/2022
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XX/XX/XXXX years ; Borrower has stable job time - Borrower has XXX years at job.

3401000035	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Closed	06/02/2022	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				06/02/2022
Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XX/XX/XXXX years; Borrower has stable job time - Borrower has XXX years at job.

3401000035	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Closed	06/02/2022	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				06/02/2022
Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XX/XX/XXXX years; Borrower has stable job time - Borrower has XXX years at job.

3401000037	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM (APOR)	Closed	05/04/2022	Cleared	3158	Property	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX				Third Party Valuation Product Provided.	06/20/2022
Borrower 1 has significant job time - Borrower has XX/XX/XXXX years on job ; Borrower has stable job time - Borrower has XX/XX/XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

3401000037	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM (APOR)	Closed	05/04/2022	Cleared	3580	Property	Third Party Valuation Product not Provided				Third Party Valuation Product Provided	06/20/2022
Borrower 1 has significant job time - Borrower has XX/XX/XXXX years on job ; Borrower has stable job time - Borrower has XX/XX/XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

3401000037	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM (APOR)	Closed	05/04/2022	Cleared	1257	Credit	Borrower Employment Verification does not meet guidelines	DU validated the income/employment with The Work Number (VOI/VOE), The Work Number printout was not provided in the loan file.	Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Open Rebuttal.; LEnder provided copy of Work #	44691	EXCEPTION RESOLVED	05/10/2022
Borrower 1 has significant job time - Borrower has XX/XX/XXXX years on job ; Borrower has stable job time - Borrower has XX/XX/XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

3401000037	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM (APOR)	Closed	05/04/2022	Cleared	3551	Compliance	ATR/QM Status is Pending	ATR/QM Status is pending. Verbal VOE is missing from file. and DTI exceeds the XXX% thereshold.			EXCEPTION RESOLVED	05/10/2022
Borrower 1 has significant job time - Borrower has XX/XX/XXXX years on job ; Borrower has stable job time - Borrower has XX/XX/XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

3401000037	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM (APOR)	Closed	05/04/2022	Cleared	-96383	Compliance	TRID Initial Closing Disclosure Date and Funding Date Validation Test
This loan failed the TRID closing disclosure date and funding date validation test his loan contains a closing disclosure receipt date (or closing disclosure delivery date if receipt date was not provided) that is after the funding date. Please review the loan data to ensure the dates are in the correct fields.
																	This compliance test 'TRID Initial Closing Disclosure Date and Funding Date Validation Test' is no longer tested	05/24/2022
Borrower 1 has significant job time - Borrower has XX/XX/XXXX years on job ; Borrower has stable job time - Borrower has XX/XX/XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

3401000041	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM (APOR)	Closed	05/05/2022	Cleared	1257	Credit	Borrower Employment Verification does not meet guidelines	A verification of employment dated within XXX days of the note date was not provided for the borrower.	Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Open Rebuttal.; Lender provided VVOE XX/XX/XXXX	44693	EXCEPTION RESOLVED	05/12/2022
Borrower 1 has significant job time - Borrower has XX/XX/XXXX years on job ; Borrower has stable job time - Borrower has XX/XX/XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

3401000041	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM (APOR)	Closed	05/05/2022	Cleared	3551	Compliance	ATR/QM Status is Pending	ATR/QM Status is pending due to missing XXX day employment verification.			EXCEPTION RESOLVED	05/12/2022
Borrower 1 has significant job time - Borrower has XX/XX/XXXX years on job ; Borrower has stable job time - Borrower has XX/XX/XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

3401000047	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM (APOR)	Closed	05/03/2022	Cleared	3158	Property	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	Third Party Valuation Product Not Provided and CU Score is XXX.			Third Party Valuation Product Provided.	06/08/2022
Borrower 1 has significant job time - Borrower has XX/XX/XXXX years on job ; Borrower has stable job time - Borrower has XX/XX/XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

3401000047	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM (APOR)	Closed	05/03/2022	Cleared	3580	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%			Third Party Valuation Product Provided	06/08/2022
Borrower 1 has significant job time - Borrower has XX/XX/XXXX years on job ; Borrower has stable job time - Borrower has XX/XX/XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

3401000047	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM (APOR)	Closed	06/08/2022	Cleared	3600	Property	Third party AVM Confidence Score is less than XXX%	Third party AVM Confidence Score of XXX is less than XXX%			Additional third party valuation requested to support value.	06/20/2022
Borrower 1 has significant job time - Borrower has XX/XX/XXXX years on job ; Borrower has stable job time - Borrower has XX/XX/XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

3401000049	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM (APOR)	Closed	05/04/2022	Cleared	3158	Property	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	Third Party Valuation Product Not Provided and CU Score is XXX.			Third Party Valuation Product Provided.	06/08/2022
Borrower 1 has significant job time - Borrower has XX/XX/XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XX/XX/XXXX years ; Borrower has stable job time - Borrower has XX/XX/XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

3401000049	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM (APOR)	Closed	05/04/2022	Cleared	3580	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%			Third Party Valuation Product Provided	06/08/2022
Borrower 1 has significant job time - Borrower has XX/XX/XXXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XX/XX/XXXX years ; Borrower has stable job time - Borrower has XX/XX/XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

3401000053	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM (APOR)	Closed	05/02/2022	Cleared	3557	Credit	Hazard Insurance Coverage is Not Sufficient.
Hazard insurance coverage of XXX is not sufficent. The subject loan amount is XXX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.
																	Hazard insurance coverage is sufficient.	05/24/2022
Borrower 1 has significant job time - Borrower has XX/XX/XXXX years on job ; Borrower has stable job time - Borrower has XX/XX/XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

3401000053	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM (APOR)	Closed	05/05/2022	Cleared	3605	Credit	Asset Documents are Incomplete	Asset Documents are Incomplete: Evidence of gift funds and receipts of funds was not provided.	Change status of 'Asset Documents are Incomplete' from Active to Open Rebuttal.; Lender provided copy of ire for the gift funds used.	44691	EXCEPTION RESOLVED	05/10/2022
Borrower 1 has significant job time - Borrower has XX/XX/XXXX years on job ; Borrower has stable job time - Borrower has XX/XX/XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

3401000053	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM (APOR)	Closed	05/02/2022	Cleared	927	Compliance	Security Instrument Indicator is Missing	The security instrument indicator is Missing	Change status of 'Security Instrument Indicator is Missing' from Active to Open Rebuttal.; Lender provided copy of DOT	44691	The security instrument indicator is Present	05/10/2022
Borrower 1 has significant job time - Borrower has XX/XX/XXXX years on job ; Borrower has stable job time - Borrower has XX/XX/XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

3401000053	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM (APOR)	Closed	05/03/2022	Cleared	3551	Compliance	ATR/QM Status is Pending	ATR/QM Status is pending. Noted documentation is required per Appendix Q. DOT Mortgage is not within the file.			The exception 'ATR/QM Status is Pending' is cleared.	05/24/2022
Borrower 1 has significant job time - Borrower has XX/XX/XXXX years on job ; Borrower has stable job time - Borrower has XX/XX/XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

3401000055	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM (APOR)	Closed	06/06/2022	Cleared	1261	Credit	Borrower Income Verification does not match Approval
The Borrower income verification does not match approval. AUS requires lender to obtain the most recent tax return (Pages XXX and Schedule E) or a copy of the current lease agreement to verify the net rental income or loss. The file contains XXX tax returns on page XXX and XXX Schedule E page XXX Evidence an extension was filed for XXX pages XXX & XXX of XXX Tax Returns and/or a current lease agreement was not found in the file.

Lender provided the XXX tax return (Pages XXX and Schedule E). The file contains XXX tax returns on page XXX and XXX Schedule E page XXX Evidence an extension was filed for XXX pages XXX & XXX of XXX.; Condition cleared. ;
																		06/14/2022
Borrower has more than XXX years at current residence - Borrower at current residence XX/XX/XXXX years ; Borrower has stable job time - Borrower has XX/XX/XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

3401000061	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM (APOR)	Closed	06/20/2022	Cleared	3158	Property	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	Third Party Valuation Product Not Provided and CU Score is XXX.; Third Party Valuation Product Not Provided and CU Score is XXX. Required, per deal guide, if CU score exceeds XXX.			Third Party Valuation Product Provided.; Third Party Valuation Product Provided.	07/07/2022
Borrower 1 has significant job time - Borrower has XX/XX/XXXX years on job ; Borrower has stable job time - Borrower has XX/XX/XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

3401000061	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM (APOR)	Closed	06/20/2022	Cleared	3580	Property	Third Party Valuation Product not Provided
Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX% Required, per deal guide, if CU score exceeds XXX.
																	Third Party Valuation Product Provided	07/07/2022
Borrower 1 has significant job time - Borrower has XX/XX/XXXX years on job ; Borrower has stable job time - Borrower has XX/XX/XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

3401000061	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM (APOR)	Closed	06/20/2022	Cleared	-96365	Compliance	Charges That In Total Cannot Increase More Than XXX% Test
This loan failed the charges that in total cannot increase more than XXX% test. (XXX CFR §1026.19(e)(3)(ii))]] The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX% XXX exceed the comparable charges XXX by more than XXX% Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures n estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).

This loan passed the charges that in total cannot increase more than XXX% test. (XXX CFR §1026.19(e)(3)(ii))]] The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX% XXX do not exceed the comparable charges XXX by more than XXX% Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures n estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).
																		07/01/2022
Borrower 1 has significant job time - Borrower has XX/XX/XXXX years on job ; Borrower has stable job time - Borrower has XX/XX/XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

3401000061	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM (APOR)	Closed	06/20/2022	Cleared	-96366	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(3)(i) he loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to ##XXX## is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).

This loan passed the charges that cannot increase test. (XXX CFR §1026.19(e)(3)(i) he loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i) lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to ##XXX## is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).
																		07/01/2022
Borrower 1 has significant job time - Borrower has XX/XX/XXXX years on job ; Borrower has stable job time - Borrower has XX/XX/XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

3401000063	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Closed	11/04/2021	Cleared	3158	Property	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	Third Party Valuation Tool Required - CU Score > XXX. Condition for informational purposes. Due Diligence Firm will order.			Third Party Valuation Product Provided.	03/23/2022
Borrower 1 has significant job time - Borrower has XX/XX/XXXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XX/XX/XXXX years; Borrower has stable job time - Borrower has XX/XX/XXXX years at job.; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

3401000063	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Closed	11/04/2021	Cleared	3580	Property	Third Party Valuation Product not Provided	Third Party Valuation Tool Required - CU Score > XXX. Condition for informational purposes. Due Diligence Firm will order.			Third Party Valuation Product Provided	03/23/2022
Borrower 1 has significant job time - Borrower has XX/XX/XXXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XX/XX/XXXX years; Borrower has stable job time - Borrower has XX/XX/XXXX years at job.; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

3401000065	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Closed	11/10/2021	Acknowledged	1236	Compliance	Affiliated Business Disclosure is Missing	The affiliate business disclosure is Missing	Change status of 'Affiliated Business Disclosure is Missing' from Active to Acknowledged by Client.; Condition downgraded to B.	44537		12/07/2021
Borrower has more than XXX years at current residence - Borrower at current residence XX/XX/XXXX years; Borrower has stable job time - Borrower has XX/XX/XXXX years at job.; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

3401000065	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Closed	11/12/2021	Cleared	2177	Credit	Property is located in a FEMA disaster area
Property is located in a FEMA disaster area. FEMA declared XXX county in a disaster area (XXX) on XX/XX/XXXX with a release date of XXX/XXX/XXX. The appraisal in file is dated XX/XX/XXXX and shows no damage. Exception is for informational purposes only.
																	Post disaster inspection confirms no property damage	11/15/2021
Borrower has more than XXX years at current residence - Borrower at current residence XX/XX/XXXX years; Borrower has stable job time - Borrower has XX/XX/XXXX years at job.; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

3401000065	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Closed	11/12/2021	Cleared	3158	Property	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	Third Party Valuation Product Not Provided and CU Score is XXX. Condition for information purposes. DD firm to order.			Third Party Valuation Product Provided.	03/23/2022
Borrower has more than XXX years at current residence - Borrower at current residence XX/XX/XXXX years; Borrower has stable job time - Borrower has XX/XX/XXXX years at job.; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

3401000065	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Closed	11/12/2021	Cleared	3580	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX% Condition for information purposes. DD firm to order.			Third Party Valuation Product Provided	03/23/2022
Borrower has more than XXX years at current residence - Borrower at current residence XX/XX/XXXX years; Borrower has stable job time - Borrower has XX/XX/XXXX years at job.; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

3401000067	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Closed	12/16/2021	Cleared	3158	Property	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	Third Party Valuation Tool Required - CU Score > XXX. Condition for informational purposes. Due Diligence Firm will order.			Third Party Valuation Product Provided.	01/07/2022
Borrower 1 has significant job time - Borrower has XX/XX/XXXX years on job; Borrower has stable job time - Borrower has XX/XX/XXXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

3401000067	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Closed	12/16/2021	Cleared	3437	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Tool Required - CU Score > XXX. Condition for informational purposes. Due Diligence Firm will order.			Third Party Valuation Product Provided.	01/07/2022
Borrower 1 has significant job time - Borrower has XX/XX/XXXX years on job; Borrower has stable job time - Borrower has XX/XX/XXXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

3401000067	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Closed	12/16/2021	Cleared	3580	Property	Third Party Valuation Product not Provided	Third Party Valuation Tool Required - CU Score > XXX. Condition for informational purposes. Due Diligence Firm will order.			Third Party Valuation Product Provided	01/07/2022
Borrower 1 has significant job time - Borrower has XX/XX/XXXX years on job; Borrower has stable job time - Borrower has XX/XX/XXXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

3401000067	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Closed	12/17/2021	Cleared	3420	Credit	DTI Exceeds AUS Maximum Allowable
The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX. Two years personal/business tax returns not provided. Unable to calculate self employed income. ; Lender provided updated AUS, 1008 and 1003; however, did not provide income documentation. Condition retained.

The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX; The qualifying back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX
																		01/26/2022
Borrower 1 has significant job time - Borrower has XX/XX/XXXX years on job; Borrower has stable job time - Borrower has XX/XX/XXXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

3401000067	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Closed	12/16/2021	Cleared	1261	Credit	Borrower Income Verification does not match Approval
The borrower income verification does not match approval; Lender provided updated AUS, 1008 and 1003; however, did not provide income documentation. Condition retained.; Received in conditions. ; The file does not contain personal or business tax returns.
																	The borrower income verification does match approval	01/26/2022
Borrower 1 has significant job time - Borrower has XX/XX/XXXX years on job; Borrower has stable job time - Borrower has XX/XX/XXXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

3401000067	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Closed	12/16/2021	Cleared	2177	Credit	Property is located in a FEMA disaster area
Property is located in a FEMA disaster area with no post disaster inpection; FEMA declared XXX county in a disaster area (hurricane) on XX/XXX/XXX, with a release date of XX/XXX/XXX. The appraisal in the file is dated XX/XX/XXXX and shows no damage. Exception is for informational purposes only.; The appraisal in the file is dated XX/XX/XXXX and shows no damage. Exception is for informational purposes only.
																	Post disaster inspection confirms no property damage	12/17/2021
Borrower 1 has significant job time - Borrower has XX/XX/XXXX years on job; Borrower has stable job time - Borrower has XX/XX/XXXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

3401000067	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Closed	12/17/2021	Cleared	3551	Compliance	ATR/QM Status is Pending	ATR/QM Status is pending. Noted documentation is required per Appendix Q.; Lender provided updated AUS, 1008 and 1003; however, did not provide income documentation. Condition retained.			The exception 'ATR/QM Status is Pending' is cleared.	01/26/2022
Borrower 1 has significant job time - Borrower has XX/XX/XXXX years on job; Borrower has stable job time - Borrower has XX/XX/XXXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

3401000069	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Closed	12/17/2021	Cleared	3158	Property	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	Third Party Valuation Tool Required - CU Score > XXX. Condition for informational purposes. Due Diligence Firm will order.			Third Party Valuation Product Provided.	03/23/2022	Borrower has more than XXX years at current residence - Borrower at current residence XX/XX/XXXX years; Borrower has stable job time - Borrower has XX/XX/XXXX years at job.
3401000069	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Closed	12/17/2021	Cleared	3580	Property	Third Party Valuation Product not Provided	Third Party Valuation Tool Required - CU Score > XXX. Condition for informational purposes. Due Diligence Firm will order.			Third Party Valuation Product Provided	03/23/2022	Borrower has more than XXX years at current residence - Borrower at current residence XX/XX/XXXX years; Borrower has stable job time - Borrower has XX/XX/XXXX years at job.
3401000071	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM (APOR)	Closed	01/07/2022	Cleared	3557	Credit	Hazard Insurance Coverage is Not Sufficient.
Hazard insurance coverage of XXX is not sufficent. The subject loan amount is XXX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.
																	Hazard insurance coverage is sufficient.	03/18/2022
Borrower 1 has significant job time - Borrower has XX/XX/XXXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XX/XX/XXXX years; Borrower has stable job time - Borrower has XX/XX/XXXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

3401000071	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM (APOR)	Closed	01/07/2022	Cleared	2177	Credit	Property is located in a FEMA disaster area	Property is located in a FEMA disaster area with no post disaster inpection; FEMA declared XXX county in a disaster area (XXX) on XX/XX/XXXX, with a release date of XX/XX/XXXX. The appraisal in file is dated XX/XX/XXXX and shows no damage. Exception is for informational purposes only.; PCI obtained - no damage - condition cleraed.	Change status of 'Property is located in a FEMA disaster area' from Active to Acknowledged by Client.; FEMA declared XXX county in a disaster area (XXX) on XXX/XXX/XXX, with a release date of XXX/XXX/XXX. The appraisal in file is dated XX/XX/XXXX and shows no damage. Exception is for informational purposes only.; Informational purpose sonly.	44638	Post disaster inspection confirms no property damage; PCI obtained - no damage - condition cleraed.	04/18/2022
Borrower 1 has significant job time - Borrower has XX/XX/XXXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XX/XX/XXXX years; Borrower has stable job time - Borrower has XX/XX/XXXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

3401000071	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM (APOR)	Closed	01/21/2022	Cleared	3158	Property	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	Third Party Valuation Tool Required - CU Score > XXX. Condition for informational purposes. Due Diligence Firm will order.			Third Party Valuation Product Provided.	03/17/2022
Borrower 1 has significant job time - Borrower has XX/XX/XXXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XX/XX/XXXX years; Borrower has stable job time - Borrower has XX/XX/XXXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

3401000071	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM (APOR)	Closed	01/21/2022	Cleared	3437	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Tool Required - CU Score > XXX. Condition for informational purposes. Due Diligence Firm will order.			Third Party Valuation Product Provided.	03/17/2022
Borrower 1 has significant job time - Borrower has XX/XX/XXXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XX/XX/XXXX years; Borrower has stable job time - Borrower has XX/XX/XXXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

3401000071	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM (APOR)	Closed	01/21/2022	Cleared	3580	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%			Third Party Valuation Product Provided	03/17/2022
Borrower 1 has significant job time - Borrower has XX/XX/XXXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XX/XX/XXXX years; Borrower has stable job time - Borrower has XX/XX/XXXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

3401000071	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM (APOR)	Closed	01/07/2022	Cleared	3551	Compliance	ATR/QM Status is Pending	ATR/QM Status is pending. Noted documentation is required per Appendix Q.			The exception 'ATR/QM Status is Pending' is cleared.	03/18/2022
Borrower 1 has significant job time - Borrower has XX/XX/XXXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XX/XX/XXXX years; Borrower has stable job time - Borrower has XX/XX/XXXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

3401000073	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM (APOR)	Closed	01/24/2022	Cleared	-96366	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(3)(i) he loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to ##XXX## is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; Audit reviewed the lender's response. Please provide a valid COC for the increase in Transfer Tax in the amount of XXX from XX/XX/XXXX to XX/XX/XXXX or refund to borrower. Condition maintained. ; The transfer taxes were not listed on the LE, then added as a Seller paid fee on the Initial CD, but changed to Borrower paid on subsequent CD's with no COC. No Lender credit.

This loan passed the charges that cannot increase test. (XXX CFR §1026.19(e)(3)(i) he loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i) lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to ##XXX## is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).
																		03/18/2022
Borrower 1 has significant job time - Borrower has XX/XX/XXXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XX/XX/XXXX years; Borrower has stable job time - Borrower has XX/XX/XXXX years at job.; Liquid Reserves (Months) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

3401000073	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM (APOR)	Closed	03/07/2022	Cleared	-96377	Compliance	TRID Post-Consummation Revised Closing Disclosure Data Validation Test
This loan failed the TRID post-consummation revised closing disclosure data validation test his loan contains a post-consummation reason for redisclosure, but it does not provide either:A consummation date; orA post-consummation revised closing disclosure delivery date; orA date when the event in connection with the settlement of the transaction that caused the closing disclosure to become inaccurate and thereby resulted in a change to an amount actually paid by the consumer from the closing disclosure occurred; orA date when the creditor knew of the event in connection with the settlement of the transaction that caused the closing disclosure to become inaccurate and thereby resulted in a change to an amount actually paid by the consumer from the closing disclosure hese dates are necessary to determine the timing requirement in the Post-Consummation Event and Revised Closing Disclosure Delivery Date Test.
																	This compliance test 'TRID Post-Consummation Revised Closing Disclosure Data Validation Test' is no longer tested	03/18/2022
Borrower 1 has significant job time - Borrower has XX/XX/XXXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XX/XX/XXXX years; Borrower has stable job time - Borrower has XX/XX/XXXX years at job.; Liquid Reserves (Months) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

3401000073	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM (APOR)	Closed	01/24/2022	Cleared	871	Credit	Hazard Insurance Indicator is Partial	Hazard insurance indicator is Partial. The effective date of the policy is XX/XX/XXXX, and the Note date is XX/XX/XXXX.; CLeared wiht PCCD date verifying disbursement date.			Hazard insurance indicator is Present	03/18/2022
Borrower 1 has significant job time - Borrower has XX/XX/XXXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XX/XX/XXXX years; Borrower has stable job time - Borrower has XX/XX/XXXX years at job.; Liquid Reserves (Months) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

3401000077	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Closed	03/18/2022	Cleared	3158	Property	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	Third Party Valuation Product Not Provided and CU Score is XXX.			Third Party Valuation Product Provided.	03/23/2022	Borrower has more than XXX years at current residence - Borrower at current residence XX/XX/XXXX years; Borrower has stable job time - Borrower has XX/XX/XXXX years at job.
3401000077	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Closed	03/18/2022	Cleared	3580	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%			Third Party Valuation Product Provided	03/23/2022	Borrower has more than XXX years at current residence - Borrower at current residence XX/XX/XXXX years; Borrower has stable job time - Borrower has XX/XX/XXXX years at job.
3401000081	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	05/23/2025	Resolved	FPRO1242	Property	Appraisal is Missing	Appraisal is Missing. File is missing the Appraisal. Additional conditions may apply.	appraisal	05/27/2025	Lender provided appraisal. Condition cleared.; Appraisal is Present or is Waived	10/21/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX | Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

3401000081	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	05/22/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided
Loan is pending HMDA data review. Additional conditions may apply. HMDA Tape Provided. The loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete. Additional conditions may apply.
																	HMDA review completed, no Level XXX findings noted, condition cleared.; HMDA Data Tape Provided.	05/28/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX | Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

3401000083	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/26/2025	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines
Income and Employment Do Not Meet Guidelines The AUS provided partial income representation and warranty relief for borrower's wage income at XXX, but the loan file contains WVOE with XXX months of income verification. Borrower's pension income was not relieved and per AUS findings should have been documented with benefit letter, award letter, pay Statement, XXX bank Statement, or equivalent.
															; Document Uploaded. ; Document Uploaded. ;	10/03/2025	Income and Employment Meet Guidelines	10/03/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% | Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% | Borrower has stable job time - Borrower has XXX years on job. | Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

3401000083	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/26/2025	Resolved	FVAL9739	Property	Property/Appraisal General	Property/Appraisal guideline violation: AUS type is LPA and UCDP LCA not eligible. Missing required third-party valuation.	; Document Uploaded. ; In XXX review. Nothing needed from the seller at this time.	09/29/2025	Property/Appraisal Meets Guidelines	10/03/2025
Original CLTV is Below the Guideline Maximum - Calculated ##XXX## is less than Guideline ##XXX## | Original LTV is Below the Guideline Maximum - Calculated ##XXX## is less than Guideline ##XXX## | Borrower has stable job time - Borrower has XXX years on job. | Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Loan Number	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS)	Initial Credit Grade (DBRS)	Initial Property Valuation Grade (DBRS)	Initial Compliance Grade (DBRS)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (KBRA)	Initial Credit Grade (KBRA)	Initial Property Valuation Grade (KBRA)	Initial Compliance Grade (KBRA)	Initial Overall Grade (Moody's)	Initial Credit Grade (Moody's)	Initial Property Valuation Grade (Moody's)	Initial Compliance Grade (Moody's)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS)	Final Credit Grade (DBRS)	Final Property Valuation Grade (DBRS)	Final Compliance Grade (DBRS)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Valuation Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (KBRA)	Final Credit Grade (KBRA)	Final Property Valuation Grade (KBRA)	Final Compliance Grade (KBRA)	Final Overall Grade (Moody's)	Final Credit Grade (Moody's)	Final Property Valuation Grade (Moody's)	Final Compliance Grade (Moody's)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Valuation Grade (S&P)	Final Compliance Grade (S&P)
3401000011	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
3401000011	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
3401000011	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
3401000011	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
3401000015	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
3401000015	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
3401000015	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
3401000015	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
3401000017	D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
3401000017	D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
3401000017	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
3401000019	D	B	D	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
3401000019	D	B	D	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
3401000019	D	B	C	B	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
3401000019	D	B	C	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
3401000021	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
3401000021	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
3401000025	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
3401000027	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
3401000029	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
3401000029	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
3401000029	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
3401000031	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
3401000031	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
3401000033	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
3401000033	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
3401000033	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
3401000033	D	A	C	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
3401000033	D	A	C	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
3401000035	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
3401000035	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
3401000037	D	A	D	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
3401000037	D	A	D	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
3401000037	D	A	C	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
3401000037	D	A	C	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
3401000037	D	A	C	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
3401000041	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
3401000041	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
3401000047	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
3401000047	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
3401000047	D	A	C	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
3401000049	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
3401000049	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
3401000053	D	A	C	A	C	A	A	A	D	A	C	C	A	C	D	C	A	D	C	C	A	C	D	C	A	D	D	C	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
3401000053	D	A	C	A	C	A	A	A	D	A	C	C	A	C	D	C	A	D	C	C	A	C	D	C	A	D	D	C	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
3401000053	D	A	D	A	C	A	A	A	D	A	C	C	A	C	D	C	A	D	C	C	A	C	D	C	A	D	D	C	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
3401000053	D	A	C	A	C	A	A	A	D	A	C	C	A	C	D	C	A	D	C	C	A	C	D	C	A	D	D	C	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
3401000055	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
3401000061	D	A	D	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
3401000061	D	A	D	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
3401000061	D	A	C	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
3401000061	D	A	C	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
3401000063	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
3401000063	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
3401000065	D	B	B	B	C	A	D	A	B	B	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
3401000065	D	B	C	A	C	A	D	A	B	B	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
3401000065	D	B	D	A	C	A	D	A	B	B	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
3401000065	D	B	D	A	C	A	D	A	B	B	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
3401000067	D	A	D	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
3401000067	D	A	D	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
3401000067	D	A	D	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
3401000067	D	A	C	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
3401000067	D	A	C	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
3401000067	D	A	C	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
3401000067	D	A	C	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
3401000069	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
3401000069	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
3401000071	D	A	C	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
3401000071	D	A	C	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
3401000071	D	A	D	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
3401000071	D	A	D	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
3401000071	D	A	D	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
3401000071	D	A	C	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
3401000073	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
3401000073	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
3401000073	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
3401000077	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
3401000077	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
3401000081	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
3401000081	D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
3401000083	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
3401000083	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A